Concentrations - Schedule of Revenues (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Concentration Risk [Line Items]
Total revenue, amount	$ 15,871,525		$ 6,364,995		$ 2,045,462
Total revenue, percentage	75.00%		41.00%		12.00%
Customer B [Member]
Concentration Risk [Line Items]
Total revenue, amount	$ 6,467,334		$ 4,216,099		$ 2,045,462
Total revenue, percentage	31.00%		27.00%		12.00%
Customer A [Member]
Concentration Risk [Line Items]
Total revenue, amount	$ 4,541,215			[1]		[1]
Total revenue, percentage	21.00%			[1]		[1]
Customer F [Member]
Concentration Risk [Line Items]
Total revenue, amount	$ 2,506,825			[1]		[1]
Total revenue, percentage	12.00%			[1]		[1]
Customer G [Member]
Concentration Risk [Line Items]
Total revenue, amount	$ 2,356,151			[1]		[1]
Total revenue, percentage	11.00%			[1]		[1]
Customer D [Member]
Concentration Risk [Line Items]
Total revenue, amount		[1]	$ 2,148,896			[1]
Total revenue, percentage		[1]	14.00%			[1]

[1]	The percentage is below 10%